Other income, net (Tables)	12 Months Ended
Jun. 30, 2021
Other income, net
Schedule of other net income

	Year ended June 30,
(in € thousands)	2019	2020	2021
Other income
Other income	2,021	2,062	2,018
Foreign exchange gains, net	—	65	—
Subleasing income	478	—	—
	2,499	2,127	2,018
Other expenses
Foreign exchange losses, net	(704)	—	(510)
Other operational expenses	(800)	(1,482)	(2,307)
	(1,504)	(1,482)	(2,817)
	995	645	(799)